Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Growth Opportunities Portfolio
March 31, 2024
VIPGRO-NPRT1-0524
1.799866.120
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 20.9%
Entertainment - 5.9%
Netflix, Inc. (a)	51,400	31,216,762
Roku, Inc. Class A (a)	1,269,224	82,715,328
Sea Ltd. ADR (a)	1,419,888	76,262,184
		190,194,274
Interactive Media & Services - 13.0%
Alphabet, Inc.:
Class A (a)	350,920	52,964,356
Class C (a)	891,460	135,733,700
Epic Games, Inc. (a)(b)(c)	8,216	4,929,600
Meta Platforms, Inc. Class A	408,179	198,203,559
Reddit, Inc. Class A (d)	8,500	419,220
Snap, Inc. Class A (a)	758,700	8,709,876
Zoominfo Technologies, Inc. (a)	1,281,700	20,545,651
		421,505,962
Media - 0.3%
Magnite, Inc. (a)	826,950	8,889,713
The Trade Desk, Inc. (a)	11,600	1,014,072
		9,903,785
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	340,488	55,574,451
TOTAL COMMUNICATION SERVICES		677,178,472
CONSUMER DISCRETIONARY - 9.7%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	106,587	3,464
Rad Power Bikes, Inc. (a)(b)(c)	56,834	26,712
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	69,642	175,498
Rivian Automotive, Inc. (a)	19,900	217,905
Tesla, Inc. (a)	1,075	188,974
		612,553
Broadline Retail - 5.2%
Amazon.com, Inc. (a)	930,260	167,800,299
Hotels, Restaurants & Leisure - 0.8%
Domino's Pizza, Inc.	20,200	10,036,976
Doordash, Inc. (a)	6,400	881,408
Hilton Worldwide Holdings, Inc.	64,700	13,801,157
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	2,658	27
Stage 2 rights (a)(c)	2,658	0
Stage 3 rights (a)(c)	2,657	0
Stage 4 rights (a)(c)	2,657	0
Stage 5:
rights (a)(c)	2,657	0
rights (a)(c)	2,657	0
		24,719,568
Household Durables - 0.0%
D.R. Horton, Inc.	2,000	329,100
Lennar Corp. Class A	2,600	447,148
		776,248
Specialty Retail - 2.9%
Carvana Co. Class A (a)(d)	321,200	28,236,692
Floor & Decor Holdings, Inc. Class A (a)(d)	201,300	26,092,506
Lowe's Companies, Inc.	139,100	35,432,943
Wayfair LLC Class A (a)	70,874	4,810,927
		94,573,068
Textiles, Apparel & Luxury Goods - 0.8%
Bombas LLC (b)(c)	745,906	1,775,256
lululemon athletica, Inc. (a)	25,372	9,911,572
LVMH Moet Hennessy Louis Vuitton SE	16,500	14,846,646
		26,533,474
TOTAL CONSUMER DISCRETIONARY		315,015,210
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Keurig Dr. Pepper, Inc.	11,300	346,571
Consumer Staples Distribution & Retail - 0.5%
BJ's Wholesale Club Holdings, Inc. (a)	172,900	13,079,885
Maplebear, Inc. (NASDAQ)	70,630	2,633,793
		15,713,678
Food Products - 0.0%
Bowery Farming, Inc. warrants (a)(b)(c)	31,026	63,603
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(b)(c)(e)	2,834,258	3,032,656
Class B (a)(b)(c)	560	599
		3,033,255
TOTAL CONSUMER STAPLES		19,157,107
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Cameco Corp.	47,600	2,062,032
FINANCIALS - 7.1%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	1,101,900	4,631,241
Capital Markets - 1.8%
Coinbase Global, Inc. (a)	93,800	24,868,256
LPL Financial	124,600	32,919,320
		57,787,576
Financial Services - 5.2%
Apollo Global Management, Inc.	29,800	3,351,010
Block, Inc. Class A (a)	401,200	33,933,496
Dlocal Ltd. (a)	727,665	10,696,676
Fiserv, Inc. (a)	129,800	20,744,636
Global Payments, Inc.	257,100	34,363,986
Marqeta, Inc. Class A (a)	3,374,260	20,110,590
PayPal Holdings, Inc. (a)	24,900	1,668,051
Visa, Inc. Class A	151,033	42,150,290
		167,018,735
TOTAL FINANCIALS		229,437,552
HEALTH CARE - 10.3%
Biotechnology - 2.0%
AbbVie, Inc.	1,800	327,780
Alnylam Pharmaceuticals, Inc. (a)	15,251	2,279,262
ALX Oncology Holdings, Inc. (a)	123,600	1,378,140
Argenx SE ADR (a)	15,631	6,154,237
Ascendis Pharma A/S sponsored ADR (a)	16,125	2,437,616
Celldex Therapeutics, Inc. (a)	147,700	6,198,969
Cytokinetics, Inc. (a)	128,600	9,016,146
Keros Therapeutics, Inc. (a)	44,000	2,912,800
Moderna, Inc. (a)	125,200	13,341,312
Nuvalent, Inc. Class A (a)	49,884	3,745,790
Regeneron Pharmaceuticals, Inc. (a)	3,200	3,079,968
Vaxcyte, Inc. (a)	182,704	12,480,510
Zentalis Pharmaceuticals, Inc. (a)	118,900	1,873,864
		65,226,394
Health Care Equipment & Supplies - 2.5%
Baxter International, Inc.	7,300	312,002
Blink Health LLC Series A1 (a)(b)(c)	8,327	343,072
Boston Scientific Corp. (a)	822,392	56,325,628
Inspire Medical Systems, Inc. (a)	1,200	257,748
Penumbra, Inc. (a)	55,400	12,364,172
TransMedics Group, Inc. (a)	170,841	12,631,984
		82,234,606
Health Care Providers & Services - 2.8%
agilon health, Inc. (a)	2,388,500	14,569,850
Alignment Healthcare, Inc. (a)	127,500	632,400
Centene Corp. (a)	160,900	12,627,432
Humana, Inc.	38,572	13,373,684
UnitedHealth Group, Inc.	98,648	48,801,166
		90,004,532
Life Sciences Tools & Services - 0.7%
Danaher Corp.	39,300	9,813,996
Thermo Fisher Scientific, Inc.	19,700	11,449,837
		21,263,833
Pharmaceuticals - 2.3%
AstraZeneca PLC sponsored ADR	14,500	982,375
Eli Lilly & Co.	81,400	63,325,944
Merck & Co., Inc.	38,200	5,040,490
Novo Nordisk A/S Series B	25,100	3,219,663
Structure Therapeutics, Inc. ADR (a)	40,700	1,744,402
		74,312,874
TOTAL HEALTH CARE		333,042,239
INDUSTRIALS - 7.5%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Class A (a)(b)(c)	13,000	1,261,000
The Boeing Co. (a)	34,400	6,638,856
		7,899,856
Building Products - 0.9%
Builders FirstSource, Inc. (a)	134,800	28,112,540
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A (a)	633,800	11,896,426
Veralto Corp.	13,300	1,179,178
		13,075,604
Electrical Equipment - 2.1%
Eaton Corp. PLC	17,900	5,596,972
Nextracker, Inc. Class A (a)	304,885	17,155,879
Sunrun, Inc. (a)	13,700	180,566
Vertiv Holdings Co.	544,000	44,428,480
		67,361,897
Ground Transportation - 3.9%
Bird Global, Inc.:
Stage 1 rights (a)(c)	625	0
Stage 2 rights (a)(c)	625	0
Stage 3 rights (a)(c)	625	0
Lyft, Inc. (a)	1,023,173	19,798,398
Uber Technologies, Inc. (a)	1,386,793	106,769,193
		126,567,591
Machinery - 0.0%
Symbotic, Inc. (a)(d)	36,300	1,633,500
TOTAL INDUSTRIALS		244,650,988
INFORMATION TECHNOLOGY - 41.1%
Communications Equipment - 0.4%
Arista Networks, Inc. (a)	22,800	6,611,544
Lumentum Holdings, Inc. (a)	148,400	7,026,740
		13,638,284
Electronic Equipment, Instruments & Components - 2.0%
Flex Ltd. (a)	1,767,452	50,566,802
Jabil, Inc.	108,000	14,466,600
		65,033,402
IT Services - 1.4%
Accenture PLC Class A	8,000	2,772,880
EPAM Systems, Inc. (a)	71,100	19,634,976
MongoDB, Inc. Class A (a)	60,100	21,554,264
Snowflake, Inc. (a)	8,400	1,357,440
		45,319,560
Semiconductors & Semiconductor Equipment - 20.4%
Advanced Micro Devices, Inc. (a)	252,000	45,483,480
Applied Materials, Inc.	51,895	10,702,306
Arm Holdings Ltd. ADR	12,100	1,512,379
Astera Labs, Inc.	5,800	430,302
Broadcom, Inc.	16,900	22,399,429
First Solar, Inc. (a)	101,100	17,065,680
GlobalFoundries, Inc. (a)	127,200	6,628,392
Marvell Technology, Inc.	616,870	43,723,746
Micron Technology, Inc.	30,700	3,619,223
NVIDIA Corp.	412,652	372,855,836
NXP Semiconductors NV	222,077	55,024,018
ON Semiconductor Corp. (a)	675,139	49,656,473
Qualcomm, Inc.	3,800	643,340
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	223,000	30,339,150
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	8,155	14,842
		660,098,596
Software - 14.6%
Adobe, Inc. (a)	10,000	5,046,000
Cadence Design Systems, Inc. (a)	2,000	622,560
Confluent, Inc. (a)	15,600	476,112
Convoy, Inc. warrants (a)(b)(c)	12,923	0
CoreWeave, Inc. (b)(c)	1,577	615,361
Datadog, Inc. Class A (a)	130,500	16,129,800
DoubleVerify Holdings, Inc. (a)	169,756	5,968,621
Dynatrace, Inc. (a)	29,400	1,365,336
HubSpot, Inc. (a)	21,393	13,403,998
Intapp, Inc. (a)	425,881	14,607,718
Intuit, Inc.	22,590	14,683,500
Klaviyo, Inc. Class A (d)	5,900	150,332
Manhattan Associates, Inc. (a)	1,200	300,276
Microsoft Corp.	752,744	316,694,456
Oracle Corp.	272,800	34,266,408
Pegasystems, Inc.	4,600	297,344
Pine Labs Private Ltd. (a)(b)(c)	2,299	796,948
Salesforce, Inc.	72,231	21,754,533
Samsara, Inc. (a)	71,800	2,713,322
ServiceNow, Inc. (a)	27,618	21,055,963
Stripe, Inc. Class B (a)(b)(c)	10,400	259,584
Synopsys, Inc. (a)	2,100	1,200,150
		472,408,322
Technology Hardware, Storage & Peripherals - 2.3%
Apple, Inc.	373,804	64,099,910
Dell Technologies, Inc.	53,000	6,047,830
Hewlett Packard Enterprise Co.	19,300	342,189
Pure Storage, Inc. Class A (a)	108,700	5,651,313
		76,141,242
TOTAL INFORMATION TECHNOLOGY		1,332,639,406
REAL ESTATE - 0.3%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	45,600	9,010,104
UTILITIES - 0.4%
Electric Utilities - 0.4%
PG&E Corp.	762,100	12,772,796
TOTAL COMMON STOCKS (Cost $1,581,711,395)		3,174,965,906

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.5%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	17,456	4,023,084

CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(b)(c)	7,410	3,483
Series C(a)(b)(c)	29,156	23,033
Series D(a)(b)(c)	54,800	63,020
		89,536
Broadline Retail - 0.0%
Meesho Series F (a)(b)(c)	32,200	1,685,348

TOTAL CONSUMER DISCRETIONARY		1,774,884

CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	10,300	413,751

Food Products - 0.0%
Bowery Farming, Inc.:
Series C1(a)(b)(c)	57,277	416,404
Series D1(b)(c)	31,026	130,309
		546,713
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C(a)(b)(c)	131,549	140,757
Series D(a)(b)(c)	741	793
		141,550
TOTAL CONSUMER STAPLES		1,102,014

FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series F (a)(b)(c)	20,489	612,826
Tenstorrent Holdings, Inc. Series C1 (b)(c)	9,073	549,098
Thriveworks TopCo LLC Series B (a)(b)(c)(f)	105,185	1,121,272
		2,283,196
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC Series C (a)(b)(c)	40,445	1,666,334

Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	19,932	845,715

TOTAL HEALTH CARE		2,512,049

INDUSTRIALS - 0.7%
Aerospace & Defense - 0.5%
Relativity Space, Inc. Series E (a)(b)(c)	149,903	3,221,415
Space Exploration Technologies Corp.:
Series I(a)(b)(c)	3,941	3,822,770
Series N(a)(b)(c)	8,100	7,857,000
		14,901,185
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	64,780	7,175,681

TOTAL INDUSTRIALS		22,076,866

INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	49,900	470,058
Enevate Corp. Series E (a)(b)(c)	1,172,546	984,939
VAST Data Ltd.:
Series A(b)(c)	8,394	151,092
Series A1(b)(c)	20,660	371,880
Series A2(b)(c)	23,765	427,770
Series B(b)(c)	18,910	340,380
Series C(b)(c)	552	9,936
Series E(b)(c)	18,070	325,260
		3,081,315
IT Services - 0.0%
Yanka Industries, Inc.:
Series E(a)(b)(c)	53,172	295,105
Series F(a)(b)(c)	55,568	384,531
		679,636
Semiconductors & Semiconductor Equipment - 0.1%
SiMa.ai:
Series B(a)(b)(c)	171,100	1,166,902
Series B1(a)(b)(c)	24,426	190,279
Xsight Labs Ltd.:
Series D(a)(b)(c)	74,300	381,159
Series D1(b)(c)	27,183	201,698
		1,940,038
Software - 0.2%
Convoy, Inc. Series D (a)(b)(c)	197,216	2
Databricks, Inc.:
Series G(a)(b)(c)	27,000	2,215,350
Series I(b)(c)	382	31,343
Moloco, Inc. Series A (b)(c)	41,187	1,841,471
Mountain Digital, Inc. Series D (a)(b)(c)	118,780	1,980,063
Stripe, Inc. Series H (a)(b)(c)	24,195	603,907
		6,672,136
TOTAL INFORMATION TECHNOLOGY		12,373,125

MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	99,028	2,341,022

TOTAL CONVERTIBLE PREFERRED STOCKS		48,486,240
Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,673,000	54,373
Waymo LLC Series A2 (a)(b)(c)	7,496	447,511
		501,884
FINANCIALS - 0.2%
Financial Services - 0.2%
Circle Internet Financial Ltd. Series E (a)(b)(c)	214,805	6,424,818

INFORMATION TECHNOLOGY - 0.2%
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	70,900	795,498

Software - 0.2%
Pine Labs Private Ltd.:
Series 1(a)(b)(c)	5,494	1,904,495
Series A(a)(b)(c)	1,373	475,950
Series B(a)(b)(c)	1,494	517,895
Series B2(a)(b)(c)	1,208	418,753
Series C(a)(b)(c)	2,247	778,923
Series C1(a)(b)(c)	473	163,965
Series D(a)(b)(c)	506	175,405
		4,435,386
TOTAL INFORMATION TECHNOLOGY		5,230,884

TOTAL NONCONVERTIBLE PREFERRED STOCKS		12,157,586
TOTAL PREFERRED STOCKS (Cost $60,949,607)		60,643,826

Convertible Bonds - 0.1%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	130,700	176,576
4% 6/12/27 (b)(c)	35,600	48,096
5.5% 10/29/26 (b)(c)(h)	1,746,207	1,818,325
		2,042,997
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	86,062	0
TOTAL CONVERTIBLE BONDS (Cost $1,998,569)		2,042,997

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	69,642	130,022
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(i)	60,974	64,157
TOTAL PREFERRED SECURITIES (Cost $130,616)		194,179

Money Market Funds - 1.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (j)	10,769,198	10,771,352
Fidelity Securities Lending Cash Central Fund 5.39% (j)(k)	46,045,462	46,050,067
TOTAL MONEY MARKET FUNDS (Cost $56,821,419)		56,821,419

Equity Funds - 0.1%
	Shares	Value ($)
Domestic Equity Funds - 0.1%
iShares Russell 1000 Growth ETF (d) (Cost $2,811,907)	8,400	2,831,220

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,704,423,513)	3,297,499,547
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(56,510,533)
NET ASSETS - 100.0%	3,240,989,014

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $80,810,438 or 2.5% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security is on loan at period end.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(i)	Security is perpetual in nature with no stated maturity date.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	992,901

Beta Technologies, Inc. Series A	4/09/21	4,746,431

Blink Health LLC Series A1	12/30/20	225,578

Blink Health LLC Series C	11/07/19 - 7/14/21	1,544,028

Bombas LLC	2/16/21 - 11/12/21	3,539,531

Bowery Farming, Inc. Series C1	5/18/21	3,450,899

Bowery Farming, Inc. Series D1	10/25/23	293,143

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	1,912,727

CelLink Corp. Series D	1/20/22	1,039,113

Circle Internet Financial Ltd. Series E	5/11/21	3,486,300

Circle Internet Financial Ltd. Series F	5/09/22	863,406

Convoy, Inc. Series D	10/30/19	2,670,305

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	86,062

CoreWeave, Inc.	11/29/23	488,649

Databricks, Inc. Series G	2/01/21	1,596,311

Databricks, Inc. Series I	9/14/23	28,077

Diamond Foundry, Inc. Series C	3/15/21	2,376,672

Enevate Corp. Series E	1/29/21	1,299,984

Enevate Corp. 6%	11/02/23	60,974

Epic Games, Inc.	7/13/20 - 3/29/21	6,646,200

GoBrands, Inc. Series G	3/02/21	2,572,088

Gupshup, Inc.	6/08/21	1,621,143

JUUL Labs, Inc. Class A	2/23/24	3,025,259

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Meesho Series F	9/21/21	2,468,848

Moloco, Inc. Series A	6/26/23	2,471,220

Mountain Digital, Inc. Series D	11/05/21	2,727,818

Neutron Holdings, Inc.	2/04/21	1,066

Neutron Holdings, Inc. Series 1C	7/03/18	305,891

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	130,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	35,600

Neutron Holdings, Inc. 5.5% 10/29/26	10/29/21 - 10/27/23	1,746,207

Pine Labs Private Ltd.	6/30/21	857,205

Pine Labs Private Ltd. Series 1	6/30/21	2,048,493

Pine Labs Private Ltd. Series A	6/30/21	511,937

Pine Labs Private Ltd. Series B	6/30/21	557,053

Pine Labs Private Ltd. Series B2	6/30/21	450,415

Pine Labs Private Ltd. Series C	6/30/21	837,816

Pine Labs Private Ltd. Series C1	6/30/21	176,363

Pine Labs Private Ltd. Series D	6/30/21	188,667

Rad Power Bikes, Inc.	1/21/21	274,158

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	35,745

Rad Power Bikes, Inc. Series C	1/21/21	140,644

Rad Power Bikes, Inc. Series D	9/17/21	525,192

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	69,642

Relativity Space, Inc. Series E	5/27/21	3,423,050

SiMa.ai Series B	5/10/21	877,298

SiMa.ai Series B1	4/25/22 - 10/17/22	173,203

Space Exploration Technologies Corp. Class A	2/16/21	545,987

Space Exploration Technologies Corp. Series I	4/05/18	666,029

Space Exploration Technologies Corp. Series N	8/04/20	2,187,000

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	2,084,120

Stripe, Inc. Class B	5/18/21	417,335

Stripe, Inc. Series H	3/15/21 - 5/25/23	970,825

Tenstorrent Holdings, Inc. Series C1	4/23/21	539,435

Thriveworks TopCo LLC Series B	7/23/21 - 2/25/22	3,111,785

VAST Data Ltd. Series A	11/28/23	92,334

VAST Data Ltd. Series A1	11/28/23	227,260

VAST Data Ltd. Series A2	11/28/23	261,415

VAST Data Ltd. Series B	11/28/23	208,010

VAST Data Ltd. Series C	11/28/23	6,072

VAST Data Ltd. Series E	11/28/23	397,540

Waymo LLC Series A2	5/08/20	643,661

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	594,103

Xsight Labs Ltd. Series D1	1/11/24	217,355

Yanka Industries, Inc. Series E	5/15/20	642,275

Yanka Industries, Inc. Series F	4/08/21	1,771,330

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	2,444,574	89,168,974	80,842,196	74,127	-	-	10,771,352	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	42,472,395	168,608,144	165,030,472	24,324	-	-	46,050,067	0.1%
Total	44,916,969	257,777,118	245,872,668	98,451	-	-	56,821,419

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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